Fees Summary	Jun. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,800,000.00
Previously Paid Amount	0.00
Total Fee Amount	386.68
Total Offset Amount	0.00
Net Fee	386.68
Narrative - Max Aggregate Offering Price	$ 2,800,000.00
Final Prospectus	true